Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Government Money Market Portfolio
Entity Central Index Key	0000002663
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000023718
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Portfolio
Class Name	Class I
Trading Symbol	IVMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Money Market Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
AssetsNet	$ 824,630,636
Holdings Count | Holding	23
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$824,630,636 # of Portfolio Holdings23 Investment Advisory Fees Paid2,519,027
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Investment Companies	9.0%
U.S. Treasury Repurchase Agreements	12.9%
U.S. Treasury Debt	35.6%
U.S. Government Agency Debt	44.8%